8. Accounts Receivable (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sale Leaseback Transaction [Line Items]
Allowance for doubtful accounts	$ 633	$ 1,520	$ 1,592	$ 211
Photo Voltaic Solar Components [Member]
Sale Leaseback Transaction [Line Items]
Gross receivables	9,235	12,827
Allowance for doubtful accounts	524	1,412
Other Revenue [Member]
Sale Leaseback Transaction [Line Items]
Gross receivables	19,175	7,744
Allowance for doubtful accounts	$ 109	$ 108